Changes in regulatory reserve for loan losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in regulatory reserve for loan losses [Abstract]
Beginning balance	₩ 3,161,170	₩ 2,844,690
Business Combination	0	25,608
Planned regulatory reversal of loan losses	168,729	290,872
Ending balance	₩ 3,329,899	₩ 3,161,170